Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 421	$ 186	$ 43	$ 615
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	(16)	(275)	675	(2,606)
Unrealized gain (loss) on cash flow hedging instruments	0	1	4	(27)
Gain (loss) related to discount rate for reserve for future policy benefits (related party: $182, $(762), $—, and $— )	(14)	0	(212)	873
Gain (loss) related to credit risk for market benefits	35	0	(133)	96
Other comprehensive income (loss)	5	(274)	334	(1,664)
Comprehensive income (loss)	$ 426	$ (88)	$ 377	$ (1,049)